Property and Equipment, Net	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6. PROPERTY AND EQUIPMENT, NET

The Company’s net property and equipment as follows:

	December 31,	June 30,
	2017	2017

Buildings	$206,891	$198,512
Motor vehicles	608,862	542,471
Computer equipment	156,826	155,141
Office equipment	78,273	66,097
Furniture and fixtures	166,372	163,219
System software	122,479	117,733
Leasehold improvements	65,511	62,857

Total	1,405,214	1,306,030

Less: Accumulated depreciation	1,187,879	1,118,657

Property and equipment, net	$217,335	$187,373

Depreciation expense for the three months ended December 31, 2017 and 2016 were $13,261 and $12,065, respectively.

Depreciation expense for the six months ended December 31, 2017 and 2016 were $26,464 and $25,407, respectively.

Note 7. PROPERTY AND EQUIPMENT, NET

The Company’s net property and equipment as follows:

	June 30,	June 30,
	2017	2016

Land and buildings	$198,512	$202,450
Motor vehicles	542,471	497,006
Computer equipment	155,141	156,890
Office equipment	66,097	59,899
Furniture and fixtures	163,219	164,701
System software	117,733	119,964
Leasehold improvements	62,857	64,105

Total	1,306,030	1,265,015

Less: Accumulated depreciation and amortization	1,118,657	1,088,648

Property and equipment, net	$187,373	$176,367

Depreciation and amortization expense for the years ended June 30, 2017 and 2016 were $49,367 and $59,508, respectively.